Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Cambria Chesapeake Pure Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	25.93%	(3.63%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	19.52%